Business Concentrations	12 Months Ended
Dec. 31, 2010
Business Concentrations [Abstract]
Business Concentrations

Note 21—Business Concentrations

Certain customers represented greater than 10% of the total consolidated revenues of the Company for the three years ended December 31, 2010, 2009 and 2008. All customer amounts disclosed in the table are related to biodiesel sales:

	2010	2009	2008
Customer A			$10,779
Customer B	$4,241	$14,299	10,023
Customer C	62,632	31,947

The Company maintains cash balances at financial institutions, which may at times exceed the $250 coverage by the U.S. Federal Deposit Insurance Company.